BLACKROCK FUNDS V
BlackRock Sustainable High Yield Bond Fund
(the “Fund”)
Supplement dated March 5, 2025 to the
Summary Prospectuses, Prospectuses and
Statement of Additional Information (“SAI”) of the Fund,
each dated January 28, 2025, as supplemented to date
On February 27, 2025, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Climate Aware High Yield Fund” and certain changes to the Fund’s investment objective, investment strategies, and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). All of these changes are expected to become effective on or about November 28, 2025.
Accordingly, effective on or about November 28, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Sustainable High Yield Bond Fund” are changed to “BlackRock Climate Aware High Yield Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Objective, Investment Process and Investment Strategies
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable High Yield Bond Fund — Investment Objective” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable High Yield Bond Fund — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Climate Aware High Yield Fund (formerly known as “BlackRock Sustainable High Yield Bond Fund”) (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain sustainability uplift through certain climate transition exposure relative to the Fund’s benchmark.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable High Yield Bond Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable High Yield Bond Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Principal Investment Strategies of the Fund
The Fund pursues a sustainability uplift strategy by seeking to maintain climate transition exposure that is at least 10% better than that of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the “Benchmark”). BlackRock makes such assessment by utilizing Fund management’s proprietary framework as well as certain third-party data. This assessment versus the Benchmark is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria which are described below.
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments.
High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities.

The high yield securities (commonly called “junk bonds”) acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the Fund management team to be of similar quality. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are considered to have the median credit rating if three agencies rate the security and the lower credit rating if two agencies rate the security. High yield securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of a low-rated issuer. The Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock, subject to the considerations noted below. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; (vi) issuers that derive more than five percent of revenue from oil sands extraction, unless the issuers have set certain targets to reduce climate impact; (vii) issuers identified as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption; and (viii) issuers receiving an ESG rating of CCC (or equivalent) by recognized third-party rating agencies. Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v), and (vi) above. The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available.
The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. The Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by Fund management.
BlackRock utilizes a proprietary sustainability scoring system, fundamental sector research and third-party ESG data in constructing the Fund’s portfolio. Fund management identifies top-down investment themes and determines sector, industry and security weights. The management team evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Fund when Fund management determines that they have the potential for above-average total return. If a security’s credit rating declines, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of Fund management, the risk of continuing to hold the security is unacceptable when compared to its total return potential.
Fund management also selects and weights securities based on an issuer’s ability to manage the sustainability risks to which its business is exposed, as determined by BlackRock. Fund management makes such determinations based on BlackRock’s sustainability research, which includes due diligence of the sustainability risks and opportunities facing an issuer, as well as third-party ESG ratings. BlackRock researches and develops investment insights related to economic transition, which includes carbon transition readiness.

The Fund may invest up to 30% of its assets in foreign issuers, including securities and currencies in both developed and emerging markets and non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.
The Fund may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Fund’s 80% policy to the extent they have ratings or equivalent quality characteristics similar to the securities included within that policy as described above. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred securities are a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.
To add diversification, the management team can invest in a wide range of securities including investment grade corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security. Collateralized bond obligations are securities backed by a diversified pool of high yield securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions. The Fund considers such investments to be debt securities.
There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective
The investment objective of the BlackRock Climate Aware High Yield Fund (formerly known as “BlackRock Sustainable High Yield Bond Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain sustainability uplift through certain climate transition exposure relative to the Fund’s benchmark. This investment objective is a non-fundamental policy of the Fund and may not be changed without 30 days’ prior notice to shareholders.

The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on environmental, governance and social (“ESG”) criteria determined by BlackRock, subject to the considerations noted below. Such screening criteria principally includes:
(i) issuers that derive more than zero percent of revenue from the production of controversial weapons;
(ii) issuers that derive more than zero percent of revenue from the production of civilian firearms;
(iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products;
(iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources;
(v) issuers that derive more than five percent of revenue from thermal coal mining;
(vi) issuers that derive more than five percent of revenue from oil sands extraction, unless the issuers have set certain targets to reduce climate impact;
(vii) issuers identified as violators of the United Nations Global Compact, which are globally accepted principles covering corporate behavior in the areas of human rights, labor, environment, and anti-corruption; and

(viii)	issuers receiving an ESG rating of CCC (or equivalent) by recognized third-party rating agencies.
Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v), and (vi) above. The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available.
The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. The Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by Fund management.
BlackRock utilizes a proprietary sustainability scoring system, fundamental sector research and third-party ESG data in constructing the Fund’s portfolio. Fund management identifies top-down investment themes and determines sector, industry and security weights. The management team evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Fund when Fund management determines that they have the potential for above-average total return. If a security’s credit rating declines, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of Fund management, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

Fund management also selects and weights securities based on an issuer’s ability to manage the sustainability risks to which its business is exposed, as determined by BlackRock. Fund management makes such determinations based on BlackRock’s sustainability research, which includes due diligence of the sustainability risks and opportunities facing an issuer, as well as third-party ESG ratings. BlackRock researches and develops investment insights related to economic transition, which includes carbon transition readiness.
BlackRock uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the Benchmark or another third party.
The section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Principal Investment Strategies
The Fund pursues a sustainability uplift strategy by seeking to maintain climate transition exposure that is at least 10% better than that of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the “Benchmark”). BlackRock makes such assessment by utilizing Fund management’s proprietary framework as well as certain third-party data. This assessment versus the Benchmark is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria which are described below.
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. The 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities.
The high yield securities (commonly called “junk bonds”) acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the Fund management team to be of similar quality. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are considered to have the median credit rating if three agencies rate the security and the lower credit rating if two agencies rate the security. High yield securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of a low-rated issuer. The Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The Fund may invest up to 30% of its assets in foreign issuers, including securities and currencies in both developed and emerging markets and non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.
The Fund may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Fund’s 80% policy to the extent they have ratings or equivalent quality characteristics similar to the securities included within that policy as described above. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred securities are a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

To add diversification, the management team can invest in a wide range of securities including investment grade corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security. Collateralized bond obligations are securities backed by a diversified pool of high yield securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions. The Fund considers such investments to be debt securities.
There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).
The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Shareholders should retain this Supplement for future reference.
PR2SAI-SHYB-0325SUP